PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Municipal Bonds   98.9%
Issue
Description
Principal
Amount ($) Value ($)
Alaska 0.4%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 118,188
Colorado 3.0%
City & County of Denver Airport System
Revenue, Series A
Revenue Bonds
5.000%, 11/15/27 250,000 275,807
5.000%, 12/01/27 160,000 202,197
City & County of Denver Co.
Revenue Bonds
5.000%, 10/01/32 100,000 110,043
Denver City & County School District No 1
4.000%, 12/01/26 100,000 105,659
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 160,000 193,039
Total Colorado 886,745
Connecticut 1.7%
Connecticut State Health & Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/38 200,000 227,098
State of Connecticut Special Tax Revenue,
Series A
Revenue Bonds
5.000%, 08/01/28 150,000 179,464
5.000%, 01/01/29 75,000 95,318
Total Connecticut 501,880
District of Columbia 1.7%
Metropolitan Washington Airports Authority
Revenue Bonds
5.000%, 10/01/29, Series A 125,000 145,666
5.000%, 10/01/30 200,000 248,206
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Series B
Revenue Bonds
0.000%, 10/01/30
(a)
130,000 103,467
Total District of Columbia 497,339
Florida 5.3%
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 151,033
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 165,779
City of Gainesville FL Utilities System
Revenue
Series A
Revenue Bonds
5.000%, 10/01/25 100,000 122,262
County of Miami-Dade FL Water & Sewer
System Revenue
Series B
Revenue Bonds
5.250%, 10/01/22 210,000 233,356
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 125,000 154,098
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 100,000 119,231
Palm Beach County School District
Series B
Revenue Bonds
5.000%, 08/01/28 170,000 220,983
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 135,000 159,694
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 233,942
Total Florida 1,560,378
Georgia 2.1%
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 100,000 119,989
State of Georgia
4.000%, 02/01/26, Series A-2 215,000 241,404
5.000%, 07/01/28, Series F 200,000 253,706
Total Georgia 615,099
Hawaii 0.8%
State of Hawaii
Series EO
5.000%, 08/01/26 200,000 235,762
Illinois 8.1%
Chicago Board of Education
0.000%, 12/01/29, Series A
(a)
185,000 144,407
5.250%, 12/01/39, Series C 235,000 264,110
Chicago O'Hare International Airport
Revenue Bonds
5.000%, 01/01/28, Series B 160,000 189,272
5.000%, 01/01/29, Series C 200,000 241,528
City of Chicago IL Wastewater Transmission
Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 261,321
Illinois Finance Authority
Revenue Bonds
4.000%, 01/01/25 200,000 229,698
5.000%, 07/01/28 115,000 145,201
4.125%, 11/15/37, Series A 235,000 259,974
Illinois State Toll Highway Authority
Revenue Bonds
5.000%, 01/01/31, Series C 150,000 197,312
4.000%, 12/01/31, Series A 210,000 236,848

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2020 (Unaudited)
2 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Will County Community High School District
No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 228,654
Total Illinois 2,398,325
Indiana 1.4%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 156,690
Indiana Finance Authority
Revenue Bonds
4.000%, 11/01/33, Series C 100,000 114,944
5.000%, 06/01/39, Series A 125,000 131,539
Total Indiana 403,173
Kansas 0.8%
Kansas Development Finance Authority
Series A
Revenue Bonds
5.000%, 11/15/32 225,000 245,016
Kentucky 4.4%
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 196,428
Louisville & Jefferson County Metropolitan
Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28 460,000 493,111
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 351,509
4.000%, 10/01/35 235,000 262,246
Total Kentucky 1,303,294
Louisiana 1.0%
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 162,970
State of Louisiana
Series B
5.000%, 08/01/27 100,000 124,397
Total Louisiana 287,367
Maryland 3.0%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 88,700
County of Howard
Series B
5.000%, 02/15/28 225,000 285,496
Maryland Economic Development Corp.
Series A
Revenue Bonds
5.000%, 03/31/24 105,000 111,854
Maryland Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/41 100,000 111,509
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 125,795
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 159,747
Total Maryland 883,101
Massachusetts 2.2%
Massachusetts Development Finance
Agency, Series I
Revenue Bonds
5.000%, 07/01/36 150,000 178,888
5.000%, 07/01/41 250,000 291,813
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 150,000 193,792
Total Massachusetts 664,493
Michigan 3.3%
Michigan Finance Authority
Revenue Bonds
5.000%, 08/01/28 300,000 351,132
3.125%, 12/01/35, Series A 100,000 107,055
5.000%, 12/01/42, Series A-MI 250,000 307,400
Michigan State Housing Development
Authority
Series C
Revenue Bonds
3.900%, 12/01/33 200,000 222,834
Total Michigan 988,421
Minnesota 2.7%
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 100,000 111,203
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 108,976
City of Minneapolis MN/St Paul Housing &
Redevelopment Authority
Series B-2
Revenue Bonds
1.050%, 11/15/35 100,000 100,000
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 145,000 161,388
Duluth Housing & Redevelopment Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 112,816
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 196,436
Total Minnesota 790,819

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2020 (Unaudited)
| 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Missouri 1.4%
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 168,972
Missouri Joint Municipal Electric Utility
Commission
Series A
Revenue Bonds
4.000%, 12/01/32 100,000 114,345
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 117,801
Total Missouri 401,118
New Jersey 13.1%
New Jersey Economic Development Authority
Revenue Bonds
5.000%, 03/01/25, Series NN 300,000 332,307
4.000%, 11/01/25, Series B 200,000 224,886
5.000%, 03/01/26, Series NN 260,000 287,687
4.375%, 06/15/27, Series XX 120,000 135,470
5.500%, 09/01/27, Series N-1 120,000 150,637
5.500%, 06/15/29, Series BBB 195,000 240,408
6.000%, 07/01/32, Series A 200,000 206,208
5.000%, 06/15/34, Series WW 120,000 136,955
New Jersey Health Care Facilities Financing
Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 259,675
New Jersey Housing & Mortgage Finance
Agency
Series D
Revenue Bonds
4.000%, 04/01/25 225,000 251,332
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
5.000%, 06/15/27, Series A-1 110,000 130,292
0.000%, 12/15/27, Series A
(a)
300,000 253,791
5.000%, 06/15/29, Series BB-1 145,000 179,021
5.250%, 06/15/32, Series C 100,000 115,504
5.000%, 12/15/32, Series A 200,000 243,876
New Jersey Turnpike Authority
Revenue Bonds
5.250%, 01/01/30, Series A 170,000 232,609
5.000%, 01/01/31, Series E 260,000 321,018
5.000%, 01/01/34, Series A 145,000 178,849
Total New Jersey 3,880,525
New York 8.6%
City of New York
5.000%, 08/01/22, Series C 200,000 220,040
5.000%, 08/01/25, Series J 115,000 131,097
Metropolitan Transportation Authority
Revenue Bonds
5.000%, 11/15/26, Series A2 275,000 343,373
5.000%, 11/15/31, Series C-1 365,000 460,641
5.000%, 11/15/33, Series D-1 200,000 237,984
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York City Housing Development Corp.
Series G-2-A (Mandatory Put 12/31/21)
Revenue Bonds
2.000%, 11/01/57 100,000 100,446
New York State Dormitory Authority, Series A
Revenue Bonds
5.000%, 10/01/29 110,000 140,691
5.000%, 07/01/33 100,000 123,432
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000%, 06/15/29 150,000 176,440
New York State Thruway Authority
Series B
Revenue Bonds
4.000%, 01/01/38 150,000 177,369
Port Authority of New York & New Jersey
Revenue Bonds
5.000%, 09/15/25, Series 207 115,000 138,869
3.250%, 05/01/33, Series 189 125,000 135,921
Syracuse Industrial Development Agency
Series A
Revenue Bonds
5.000%, 01/01/30 150,000 169,164
Total New York 2,555,467
North Carolina 2.5%
Charlotte-Mecklenburg Hospital Authority
(The)
Series A
Revenue Bonds
5.000%, 01/15/30 180,000 193,734
County of New Hanover
Revenue Bonds
5.000%, 10/01/29 230,000 282,468
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 251,077
Total North Carolina 727,279
Ohio 2.3%
Ohio Turnpike & Infrastructure Commission
Series A-4
Revenue Bonds
0.000%, 02/15/34
(a)
135,000 158,745
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23 200,000 226,898
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 148,064
State of Ohio
Series A
Revenue Bonds
3.250%, 01/01/35 130,000 142,097
Total Ohio 675,804

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2020 (Unaudited)
4 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oklahoma 1.2%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30 200,000 246,122
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 114,191
Total Oklahoma 360,313
Oregon 0.4%
City of Portland OR Sewer System Revenue
Series B
Revenue Bonds
5.000%, 06/15/22 100,000 109,650
Pennsylvania 7.5%
Allegheny County Hospital Development
Authority
Series A
Revenue Bonds
4.000%, 07/15/39 250,000 287,132
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 106,759
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 162,589
Chester County Health & Education Facilities
Authority
Revenue Bonds
4.250%, 11/01/32 100,000 105,230
Commonwealth of Pennsylvania
Series 1
5.000%, 03/15/29 100,000 118,934
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700%, 07/01/27, Series B 110,000 138,991
5.750%, 07/01/32 100,000 140,969
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 150,000 180,000
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 118,131
Pennsylvania Housing Finance Agency
Series 127B
Revenue Bonds
3.550%, 10/01/33 200,000 218,150
Pennsylvania Turnpike Commission
Revenue Bonds
5.000%, 06/01/28, Series B-2 200,000 249,838
6.000%, 12/01/30, Series E 100,000 132,176
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Philadelphia Authority For Industrial
Development
Series 2015
Revenue Bonds
5.000%, 04/01/33 225,000 262,476
Total Pennsylvania 2,221,375
Rhode Island 1.1%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 100,000 121,209
Rhode Island Housing & Mortgage Finance
Corp.
Series 69-B
Revenue Bonds
3.550%, 10/01/33 200,000 219,888
Total Rhode Island 341,097
South Carolina 1.3%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 287,345
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 101,994
Total South Carolina 389,339
Tennessee 1.0%
Chattanooga Health Educational & Housing
Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 119,629
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 184,947
Total Tennessee 304,576
Texas 10.5%
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 234,156
City of Dallas
5.000%, 02/15/23 100,000 111,872
City of Houston
Series A
5.000%, 03/01/26 200,000 247,312
City of Houston TX Combined Utility System
Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 130,000 163,072
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 112,142
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/26 200,000 247,210

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2020 (Unaudited)
| 5
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Hope Cultural Education Facilities
Finance Corp.
Series A
Revenue Bonds
4.000%, 08/15/40 225,000 253,969
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 302,357
North Texas Tollway Authority, Series A
Revenue Bonds
5.000%, 01/01/27 530,000 631,476
San Antonio Water System
Series A (Mandatory Put 05/01/24)
Revenue Bonds
2.625%, 05/01/49 300,000 321,297
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 11/15/29, Series A 110,000 134,020
5.000%, 05/15/37 100,000 110,262
Texas Water Development Board
Series A
Revenue Bonds
5.000%, 04/15/27 200,000 254,906
Total Texas 3,124,051
Utah 0.4%
Salt Lake City Corp. Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 125,841
Virginia 1.3%
Commonwealth of Virginia
Series B
5.000%, 06/01/22 150,000 164,383
Virginia Resources Authority
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 210,534
Total Virginia 374,917
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Washington 3.3%
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 250,612
State of Washington
Series R-2012C
5.000%, 07/01/23 225,000 247,147
Washington Health Care Facilities Authority
Revenue Bonds
5.000%, 08/01/38, Series A-2 150,000 185,466
5.000%, 10/01/38, Series D 150,000 173,671
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 114,233
Total Washington 971,129
West Virginia 0.5%
West Virginia Economic Development
Authority
Series A
Revenue Bonds
5.000%, 06/01/29 150,000 163,341
Wisconsin 0.6%
State of Wisconsin
Series 3
5.000%, 11/01/23 170,000 189,130
Total Municipal Bonds
(Cost $27,472,746) 29,294,352
Money Market Funds 0.2%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
0.796%
(c)
60,965 60,971
Total Money Market Funds
(Cost $60,971) 60,971
Total Investments in Securities
(Cost $27,533,717) 29,355,323
Other Assets & Liabilities, Net 271,473
Net Assets 29,626,796
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the net value of these securities amounted to $368,712 which represents 1.24% of net assets.
(c) The rate shown is the seven-day current annualized yield at January 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.